February 26, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Firsthand Funds
Post-Effective Amendment No. 41 under the Securities Act of 1933 and Amendment No. 46 under Investment Company Act of 1940
File Nos. 33-73832 and 811-08268

To the Commission:

On behalf of Firsthand Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A (Amendment No. 46 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of (1) complying with the new N1-A requirements; (2) changing the name of the Firsthand e-Commerce Fund to Firsthand Technology Opportunities Fund; (3) broadening the investment strategy of the Firsthand Technology Opportunities Fund; (4) adding a co-portfolio manager to Firsthand Technology Leaders Fund; and (5) updating the prospectuses and statement of information for the series of the Trust.  We intend for this Amendment to become effective approximately 60 days after filing.

If you have any questions or comments concerning this filing, please contact the undersigned at (408)624-9531.

Very truly yours,

/s/ Kelvin Leung

Enclosures